UNSECURED DEBT AND RELATED DERIVATIVES - Unsecured debentures and term loans (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 CAD ($)	Oct. 12, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Aug. 30, 2021 CAD ($)	Dec. 18, 2020 CAD ($)	Jun. 04, 2020 CAD ($)	Dec. 19, 2018 USD ($)	Dec. 12, 2018 CAD ($)	Dec. 20, 2016 CAD ($)
Unsecured debentures and term loans, net
Amortized cost	$ 3,065,982		$ 2,983,637
Principal issued and outstanding	3,074,685		2,991,651
Non-current	2,821,849		2,583,930
Current	244,133		399,707
Unsecured Debentures and Term Loans, Net	3,065,982		2,983,637
2023 Debentures
Unsecured debentures and term loans, net
Amortized cost	0		399,707
Principal issued and outstanding	0		400,000						$ 400,000
Unsecured Debentures and Term Loans, Net	0		399,707
2027 Debentures
Unsecured debentures and term loans, net
Amortized cost	498,497		498,057
Principal issued and outstanding	500,000		500,000			$ 500,000
Unsecured Debentures and Term Loans, Net	498,497		498,057
2028 Debentures
Unsecured debentures and term loans, net
Amortized cost	498,193		497,806
Principal issued and outstanding	500,000		500,000	$ 500,000
Unsecured Debentures and Term Loans, Net	498,193		497,806
2029 Debentures
Unsecured debentures and term loans, net
Amortized cost	397,629		0
Principal issued and outstanding	400,000	$ 400,000	0
Unsecured Debentures and Term Loans, Net	397,629		0
2030 Debentures
Unsecured debentures and term loans, net
Amortized cost	497,917		497,616
Principal issued and outstanding	500,000		500,000		$ 500,000
Unsecured Debentures and Term Loans, Net	497,917		497,616
2024 Term Loan
Unsecured debentures and term loans, net
Amortized cost	244,133		250,088
Principal issued and outstanding	244,283		250,351				$ 185.0
Unsecured Debentures and Term Loans, Net	244,133		250,088
2025 Term Loan
Unsecured debentures and term loans, net
Amortized cost	527,786		540,677
Principal issued and outstanding	528,180		541,300
Unsecured Debentures and Term Loans, Net	527,786		540,677
September 2026 Term Loan
Unsecured debentures and term loans, net
Amortized cost	102,064		0
Principal issued and outstanding	102,222		0
Unsecured Debentures and Term Loans, Net	102,064		0
December 2026 Term Loan
Unsecured debentures and term loans, net
Amortized cost	299,763		299,686
Principal issued and outstanding	300,000		300,000					$ 300,000
Unsecured Debentures and Term Loans, Net	$ 299,763		$ 299,686